                         '40 Act File No. 811-9791

  As filed with the Securities and Exchange Commission on September 5, 2000.


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                            Amendment No. 1    [X]

                       (Check appropriate box or boxes)

                             SWISS STOCK PORTFOLIO
              (Exact Name of Registrant as Specified in Charter)

              21 Milk Street, Boston, Massachusetts      02109
             (Address of Principal Executive Offices)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 423-0800

        Philip W. Coolidge, 21 Milk Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                                   Copy to:
     Marianne K. Smythe, Wilmer, Cutler & Pickering, 2445 M. Street, N.W.
                          Washington, D.C. 20037-1420

PART A

   Responses to Items 1 through 3, 5 and 9 have been omitted pursuant to Item 2(b) of Instruction B of the General Instructions to Form N-1A.

Item 4. Investment Objectives, Principal Investment Strategies, and Related
Risks

         The Swiss Stock Portfolio (the Portfolio) seeks long-term growth of capital.


         Julius Baer Investment Management Inc. ("JBIMI" or the "Adviser") acts as the investment adviser to each investor that invests all of its assets through the Portfolio (Portfolio's Assets). Each investor has entered into a substantially identical investment advisory agreement with the Adviser.

         The Adviser invests the Portfolio's assets in a non-diversified and concentrated selection of common stock, convertible securities and preferred stock. Ordinarily, the Adviser invests at least two-thirds of the Portfolio's assets in common or preferred stock -- together with warrants, options or other instruments that give the right to buy such stock -- issued by companies that have their registered office or a major part of their business in Switzerland. For this portion of the Portfolio's assets, the Adviser seeks to invest in companies in various industrial groupings in roughly the same proportion as those categories are represented in a representative index for Swiss securities. For this purpose, the Adviser currently plans to use the industrial categories of the Swiss Performance Index ("SPI") -- an index of major companies whose stock is listed on the SWX Swiss Stock Exchange. The Adviser will treat a company as falling within an industrial category if it is listed within that category in the SPI or if the Adviser determines that the company's largest line of business corresponds to that industrial category. If an industrial category represents more than 20% of the index, the Adviser could invest more than 25% of the Portfolio's assets in that industrial category and could weight its investments by up to 5% over the representation of that industrial category in the index. Thus, for example, if a specific industrial category represented 25% of the SPI, the Adviser may (but is not required to) invest up to 30% of the Portfolio's asssets in that industrial category.

         Because the Adviser seeks to invest in industrial categories in roughly the same proportion as they are reflected in the SPI (with, as described, some potential over-weighting) and because a small number of companies account for a large percentage of some industrial categories in the SPI, the Portfolio may be non-diversified and may be concentrated in particular industrial categories. As a non-diversified fund, the Portfolio may hold only a small number of stocks or a have a high percentage of its assets in the equity securities of one company because that company's stock is heavily weighted in the SPI. As a fund that may be concentrated, the Adviser may invest a substantial portion of the Portfolio's assets in a few industrial categories, and it may be more susceptible to the risks associated with a single industrial category than an unconcentrated mutual fund might be.

         As of June 1, 2000, the SPI consisted of twelve different industrial categories. In descending order of their relative weight in the SPI, the categories were: chemicals and pharmaceuticals; banks; foods; insurance; electronic and electrical engineering; machinery; building materials; miscellaneous services; miscellaneous industries; retailers; utilities; and transportation. On June 1, 2000, chemicals and pharmaceuticals represented the largest percentage of the SPI, at nearly 33% of its total; banks were the second largest industrial category in the SPI, representing approximately 19% of the SPI. By contrast, the transportation category was the smallest in the index and represented less than 1% of the SPI. The attached chart shows the composition of the SPI, as of June 1, 2000, broken down by category.

                              Composition of the
                            Swiss Performance Index
                            By Industrial Category
                             (as of June 30, 2000)

            -------------------------------------------------------
                        Banks                        19.13%
            -------------------------------------------------------
                   Insurance Companies                9.86%
            -------------------------------------------------------
                    Transportation                    0.55%
            -------------------------------------------------------
                      Retailers                       0.63%
            -------------------------------------------------------
              Miscellaneous Service Businesses        8.22%
            -------------------------------------------------------
                      Machinery                       2.20%
            -------------------------------------------------------
                      Utilities                       0.55%
            -------------------------------------------------------
                      Chemicals                      32.91%
            -------------------------------------------------------
                        Food                         11.85%
            -------------------------------------------------------
                    Electronics                       8.99%
            -------------------------------------------------------
              Building and Construction               1.72%
            -------------------------------------------------------
              Miscellaneous Industrial Businesses     3.39%
            -------------------------------------------------------
                       TOTAL                        100.00%
            -------------------------------------------------------

         The Adviser will invest at least 90% of the Portfolio's assets in "recognized securities." For this purpose, "recognized securities" are securities issued by companies with their registered offices or the major part of their business activities in Switzerland or Liechtenstein, which securities are either (a) quoted and transferable on a stock exchange or other regulated public market in Switzerland or elsewhere in the world, or (b) new issues of stock that have applied for listing on a stock exchange or other regulated market, provided that such listing is granted within one year of the application. This means that the Adviser may invest in securities before they are listed on an exchange or other regulated market, provided that an application for listing has been made, but that the Adviser must dispose of such securities if listing is not granted within one year.

         The Adviser may invest up to one-third of the Portfolio's assets in securities of companies with their registered offices or the major portion of their business activities located in the Principality of Liechtenstein. The Adviser may pursue investments in issuers in Liechtenstein because of the close affiliations between that country and Switzerland. Liechtenstein is a small country of 62 square miles and fewer than 35,000 people, which is located on the border of Switzerland. Liechtenstein shares a common and close history with Switzerland. The Principality also maintains close economic ties with
Switzerland: It participates in a customs union with Switzerland; it utilizes the Swiss Franc as its currency; and the shares of Liechtenstein companies are traded on the SWX Swiss Stock Exchange.

         Although the Adviser intends to achieve the investment goals primarily by investing the Portfolio's assets in equity securities of Swiss companies, the Adviser also may invest up to one-third of the Portfolio's assets in fixed-rate or variable-rate debt instruments, convertible bonds or bonds with warrants attached from corporate issuers. In addition, the Adviser may invest up to 15% of the Portfolio's assets in equity and interest rate warrants and options. Equity warrants give the right to buy newly issued or outstanding securities of a company at a fixed price. Interest rate warrants give the right to buy or sell a specific bond issue or interest rate index at a set price.

         The Adviser may determine to invest the Portfolio's assets in debt instruments and warrants and options when it believes that these securities present superior investment opportunities to investments in equity securities. When the Adviser determines to invest in these securities, the Portfolio may not participate in advances or declines in the equity markets to the extent that it would have if the Portfolio's assets had remained fully invested in equity securities.

         The Adviser uses both a top-down and bottom-up approach. A top-down analysis focuses on macroeconomic factors, such as inflation, interest and tax rates, currency and political climate. A bottom-up analysis focuses on company-specific variables (such as competitive industry dynamics, market leadership, proprietary products and services, and management expertise) and financial characteristics (such as returns on sales and equity, debt/equity ratios and earnings and cash flow growth). Although the Adviser will generally invest the Portfolio's assets in large and well-established companies, it may also invest in smaller emerging growth companies.


         The Adviser plans to invest the Portfolio's assets principally in securities denominated in Swiss Francs. The Adviser also may invest the Portfolio's assets in securities denominated in other currencies, including the Euro. The Adviser may enter into currency hedging transactions in an attempt to protect the Portfolio's assets from a change in the value of such currencies in relation to Swiss Francs. The Adviser also may at times use futures, options and forward contracts for hedging purposes. The Adviser may enter into hedging transactions in an attempt to reduce specific risks, but hedging strategies are not always successful and could result in increased expenses and losses to the Portfolio. The Adviser may use hedging transactions to protect the Portfolio from changes in market or economic conditions that might cause securities that are already held by the Portfolio to decline in value. The Adviser also may use hedging transactions to take positions in or to gain exposure to a particular security or currency in advance of the purchase or sale by the Adviser of that security or securities denominated in that currency.

         The Adviser may temporarily depart from the Portfolio's normal investment policies -- for instance, by investing substantially in cash reserves, money market instruments or short-term securities -- in response to extraordinary market, economic, political or other conditions. In doing so, the Adviser may fail to achieve the Portfolio's investment goal.

PRINCIPAL RISKS

Market Risk.  Investing in common stocks is subject to stock market risk. Stock
-----------
prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

Credit Risk.  Debt securities are subject to credit risk. Credit risk is the
-----------
possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

Non-Diversification Risk. The Portfolio is classified as "non-diversified" under
------------------------
the 1940 Act. This means that the Portfolio is not limited under the 1940 Act in the percentage of its assets that it may be invested in any one issuer. However, the Adviser intends to comply with certain diversification standards applicable to regulated investment companies under the Internal Revenue Code of 1986. In order to meet those standards, among other requirements, at the close of each quarter of its taxable year, not more than 25% of the Portfolio's total assets (valued at the time of investment) may be invested in the securities of any one issuer (other that U.S. government securities or securities of other regulated investment companies).

Because the Adviser may invest a significant percentage of the Portfolio's assets in a single security, the appreciation or depreciation of such a security may have a greater effect on the net asset value of the Portfolio than would a smaller investment in that security. For this reason, the net asset value per share of the Portfolio may fluctuate more than would the net asset value of a comparable mutual fund that is diversified.

Industry Concentration Risk. Because a significant portion of a Portfolio's investments may be invested in one or more industrial categories, the Portfolio's performance could be hurt significantly by problems affecting those particular industrial categories. For example, the Portfolio's performance may be affected significantly by the market, legal, political and other developments that affect those industries in which the Portfolio's investments are concentrated. Thus, there could be greater losses in the Portfolio than if its assets had been invested less in a particular industrial category and more broadly in a range of industrial categories.

Non-U.S. Investing. Investing in securities of non-U.S. issuers, which
------------------
securities are generally denominated in Swiss Francs and other foreign currencies, involves both opportunities and risks that are not typically associated with investing in U.S. securities. The principal risks may include: fluctuations in the rates of exchange between the U.S. Dollar and the Swiss Franc and other foreign currencies in which the Portfolio invests; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information about the issuers of securities; less, or different kinds of, governmental supervision of stock exchanges and securities brokers and issuers; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; and imposition of foreign taxes.

         Single Country Risk. The Adviser focuses its investments on the
         -------------------
securities of issuers with registered offices or the major part of their business in one country, Switzerland, and it also may have a significant stake in securities of issuers of a second and closely related country, Liechtenstein. Investing and trading in securities of issuers located in one or two countries increases the Portfolio's vulnerability to economic, political and regulatory developments within those particular countries.

         Special Risks Associated with Swiss and Liechtenstein Securities. In addition to the above risks, investing in issuers with registered offices or the major part of their business in Switzerland and Liechtenstein involves special considerations not usually associated with investing in securities of established U.S. companies.

         To begin with, the accounting and reporting standards that are applicable to Swiss and Liechtenstein companies differ substantially from U.S. standards. In general, Swiss and Liechtenstein companies do not provide all of the disclosures required under U.S. laws and accounting practices, and such disclosures may be less timely and less frequent than that required of U.S. companies. For this reason, there may be less information available regarding Swiss and Liechtenstein companies than U.S. companies.

         Moreover, the Swiss equity markets generally have less trading volume than U.S. securities markets, and the capitalization of the Swiss equities markets is highly concentrated in a relatively small number of companies. The combination of lower trading volume and greater concentration may create a greater risk of price volatility for the Portfolio than if the Portfolio were invested in the U.S. securities markets. Finally, there is generally less government regulation of the Swiss capital markets than the U.S. markets, and the Swiss market is smaller and less liquid than the markets in the United States.

         Foreign Currency Risk. The Adviser focuses the Portfolio's investments
         ---------------------
in securities that are denominated in Swiss Francs, and the Adviser also may make investments in securities denominated in other foreign currencies. The Adviser does not, however, intend to engage in transactions to protect against the risk that the value of the Swiss Franc, or other foreign currencies in which the Portfolio's assets will be invested, will change against the value of the U.S. Dollar. Thus, a change in the value of the Swiss Franc generally will result in a change in the U.S. Dollar value of the Fund's assets. This means that, for example, if the value of the Swiss Franc moves down against the value of the U.S. Dollar, the Portfolio's net asset value and income for distribution may decline even if the Portfolio had a positive performance as measured in Swiss Francs.

         Any hedging transactions in which the Adviser determines to engage will seek to protect the Portfolio's assets only from changes in the exchange rates between foreign currencies anthe Swiss Franc. For example, if the Adviser invests in securities that are denominated in Euros, it may (but is not required to) buy Euro futures or options to attempt to protect the Portfolio from changes to the value of Euros, as compared to Swiss Francs. That hedging strategy will not, however, protect the Portfolio from changes in the value of Euros in relation to U.S. Dollars. Thus, if the value of the Euro falls when compared to the U.S. Dollar, the Portfolio's value -- in U.S. Dollar terms -- will fall despite the Adviser's hedging transactions.

         For this reason, the Portfolio may be exposed to increased risk of changes in the value of the Swiss Franc and other foreign currencies, when compared to the U.S. Dollar.

Interest Rate Risk. Investing in debt securities is subject to the risk that the
------------------
market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Additional Risks.
----------------

 . The use of warrants, futures, options and forward contracts may expose the Portfolio's assets to additional investment risks and transaction costs. These are described more fully under the heading Investment Strategies and Risks and in Part B.


 . Participation in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 6. Management, Organization and Capital Structure.

Investment Adviser


         JBIMI serves as investment adviser to the Portfolio. Accordingly, JBIMI makes all investment decisions and performs all of the portfolio management functions for the Portfolio. JBIMI is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940; it was founded in 1983 and is located at 330 Madison Avenue, New York, New York. JBIMI is a subsidiary of Julius Baer Securities Inc., which in turn is a subsidiary of Julius Baer Holding Ltd., a publicly traded Swiss-based banking and asset management firm.

         Each investor pays the Adviser a fee for its services. The fee payable by each investor for the fiscal year ending December 31, 2000 is shown in the table below.

     ------------------------------------------------------------------------
      Investor                     Fee (as a % of average daily net assets)
     ------------------------------------------------------------------------
      Swiss Stock Fund, a series   [   ]%
      of Julius Baer Multistock
      Funds
     ------------------------------------------------------------------------
      Julius Baer Multistock        [_]%
      Swiss Stock Fund, a series
      of Julius Baer Multistock
      SICAV
     ------------------------------------------------------------------------

Portfolio Management


         Messrs. Lorenz Reinhard and Urs Heiniman, who are located in Zurich, Switzerland, are Vice President and First Vice President, respectively, of JBIMI, and they manage the day-to-day affairs of the Portfolio. This means that they make the daily decisions about the securities to purchase and sell to achieve the Portfolio's investment goal. Mr. Reinhard serves as the portfolio manager for the Portfolio. From 1995 until 1997, he worked for Bank Julius Baer as Primary Financial Analyst Switzerland. In 1997, Mr. Reinhard joined Julius Baer Asset Management Ltd., Zurich, as a portfolio manager and financial analyst
 . Since July 1, 1999, he has served as portfolio manager for the predecessor to the Portfolio. Before joining Bank Julius Baer in 1995, Mr. Reinhard was Primary Financial Analyst for Zurich Cantonal Bank. Mr. Urs Heiniman serves as the deputy portfolio manager for the Fund and the Portfolio. Since July 1, 1999, he has served as deputy portfolio manager for the Portfolio's predecessor. For the five years before serving as deputy portfolio manager for the Portfolio's predecessor, Mr. Heiniman was responsible for the Swiss equity portfolios of the institutional clients of the Julius Baer Group.

Item 7. Investor Information.


         The net asset value of the Portfolio's assets is determined once daily at 4:00 p.m., Eastern time , every day that banks in Luxembourg and Zurich are open for business (Portfolio Business Day) and are based on the closing prices of the regular trading session on that day on the SWX Swiss Stock Exchange. Banks in Luxembourg and Zurich are closed on the following days: January 1 and 2; April 21 and 24; May 1; June 1, 12 and 23; August 1 and 15; November 1, and December 25 and 26.

         The Adviser values the Portfolio's assets on the basis of their market value or other fair value. If quotations are not readily available, the assets are valued at fair value in accordance with procedures agreed upon by each investor.

         Investments through the Portfolio may only be made through private placements by other investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or entities which are "accredited investors." This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act of 1933.

         An investment through the Portfolio may be made without a sales load. All investments are made at net asset value next determined after an order is received in "good order."


         There is no minimum initial or subsequent investment through the Portfolio. However, because the Adviser intends to fully invest the Portfolio's assets at all times as are reasonably practicable in order to enhance the yield on the assets, investments must be made in immediately available funds. Investments through the Portfolio may cease to be accepted or be rejected at any time.

         An investor may reduce all or any portion of its investment at the net asset value next determined after a request in "good order" is furnished by the investor. The proceeds of a reduction will be paid in federal funds normally on the next Portfolio Business Day after the reduction is effected, but in any event within seven days. Investments may not be transferred.

         The right of any investor to receive payment with respect to any reduction may be suspended or the payment of the proceeds therefrom postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the New York Stock Exchange is restricted or, if an emergency exists.

         Under certain circumstances, such as accommodating requests for complete withdrawals, distributions in kind may be made to investors (i.e., to distribute securities as opposed to cash). If securities are distributed, an investor could incur brokerage, tax or other charges in converting the securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments being held through the Portfolio or it could adversely affect the liquidity of the investments being held through the Portfolio.

         Investments through the Portfolio are neither insured nor guaranteed by the U.S. Government. Investments through the Portfolio are not deposits or obligations of, or guaranteed by, Bank Julius Baer & Co., Ltd., and the interests are not insured by the Federal Deposit Insurance Corporation or any other federal, state or other governmental agency. An investment through the Portfolio is subject to investment risk, including possible loss of principal amount invested.

Item 8. Distribution Arrangements.

     Not applicable.

PART B


Item 10.  Cover Page.

     Not applicable.



      Table of Contents.                                                    Page
     Portfolio History................................................      B-1
     Description of Portfolio and Its Investments and Risks...........      B-1
     Management.......................................................      B-23
     Control Persons and Principal Holders of Securities..............      B-24
     Investment Advisory and Other Services...........................      B-25
     Brokerage Allocation and Other Practices.........................      B-26
     Capital Stock and Other Securities...............................      B-27
     Purchase, Redemption and Pricing of securities...................      B-28
     Tax Status.......................................................      B-31
     Underwriters.....................................................      B-31
     Calculations of Performance Data.................................      B-32
     Financial Statements.............................................      B-32


Item 11.  Portfolio History.

          The Portfolio is a fiduciary arrangement under the law of the State of New York. The Portfolio was established on January [_], 2000 and is separately registered with the SEC as an open-end management investment company within the meaning of the 1940 Act.

Item 12.  Description of Portfolio, Investments and Risks.

          The investment objective of the Swiss Stock Portfolio (the Portfolio) is to provide investors with long-term growth of capital.


          Julius Baer Investment Management Inc. ("JBIMI" or "Adviser") acts as the investment adviser to each investor that invests all of its assets through the Portfolio (Portfolio's assets). Each investor has entered into a substantially identical investment advisory agreement with the Adviser.

     The following discussion supplements the information regarding the investment objective of the Portfolio and the policies to be employed to achieve this objective as set forth above and in Part A.



         The Adviser will invest at least 90% of the Portfolio's assets in "recognized securities." For this purpose, "recognized securities" are securities issued by companies with their registered offices or the major part of their business activities in Switzerland or Liechtenstein, which securities are either (a) quoted and transferable on a stock exchange or other regulated public market in Switzerland or elsewhere in the world, or (b) new issues of stock that have applied for listing on a stock exchange or other regulated market , provided that such listing is granted within one year of the application. This means that the Adviser may invest in securities before they are listed on an exchange or other regulated market, provided that an application for listing has been made, but that the Adviser must dispose of such securities if listing is not granted within one year.




          The Adviser will invest substantially all of the Portfolio's assets in transferable equity securities when it believes that the relevant market environment favors profitable investing in those securities. Equity investments are selected in industries and companies that the Adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable regulatory and competitive climate. The Adviser's analysis and selection process focuses on growth potential; investment income is not a consideration. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and prospects for economic growth among countries, regions or geographic areas may warrant consideration in selecting foreign equity securities. Generally, the Adviser intends to invest in marketable securities that are not restricted as to public sale. Most of the purchases and sales of securities will be effected in the primary trading market for the securities. The primary trading market for a given security generally is located in the country in which the issuer has its principal office. While no assurances can be given as to the specific issuers of the equity securities in which the Adviser will invest, the Adviser intends to seek out the securities of large well-established issuers. However, the Adviser will invest in the equity securities of smaller emerging growth companies when it believes that such investments represent a beneficial investment opportunity.

          Although the Adviser normally invests primarily in equity securities, it may increase the cash or non-equity position when it is unable to locate investment opportunities with desirable risk/reward characteristics. The Adviser may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, high-grade commercial paper, certificates of deposit or other debt securities when it perceives an opportunity for capital growth from such securities or so that a return on idle cash may be received.

EQUITY INVESTMENTS

When-Issued Securities and Delayed Delivery Transactions

          Securities may be purchased on a when-issued basis and purchased or sold on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. When-issued or delayed-delivery transactions will not be entered into for the purpose of leverage, although, to the extent an investor is fully invested through the Portfolio, these transactions will have the same effect on the value of its investment as leverage. The right to acquire a when-issued security may be sold prior to its acquisition or its right to deliver or receive securities in a delayed-delivery transaction may be disposed of if the Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Income will not be accrued with respect to a debt security purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but income will continue to accrue on a delayed-delivery security that has been sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. To facilitate acquisitions, a segregated account with the Custodian is maintained with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid, high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow.

Rule 144A Securities

         The Adviser may purchase securities that are not registered under the Securities Act of 1933 (1933 Act), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 10% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines may be adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities may be delegated to the Adviser, although each investor will retain ultimate responsibility for any determination regarding liquidity. All factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored.

International Warrants


          The Adviser may invest up to 15% of the Portfolio's assets in warrants of transferable securities of international issuers, that is, by banks and firms in Switzerland or elsewhere in the world, that give the Adviser the right to purchase equity securities of companies with their registered offices or the major part of their business activities in Switzerland or Liechtenstein. Investments in warrants constitute a principal part of the investment strategy of the Adviser and an important means by which the Adviser anticipates meeting the investment objectives of the Portfolio and, thereby, the Fund and the other Spoke funds that invest through the Portfolio. Warrant holdings will consist of equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers. Warrants are securities that give the holder the right, but not the obligation, to subscribe to, in the case of a call, or sell, in the case of a put, equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time an equity warrant convertible into a warrant is acquired or sold, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock.

          Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Bonds may be bought with warrants attached. Most warrants trade in the same currency as the underlying stock ("domestic warrants"), but also may be traded in different currency ("euro-warrants"). Equity warrants are traded on a number of exchanges, including but not limited to France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in over-the-counter markets. Since there is a readily available market for these securities, the Adviser believes that international warrants should be considered a liquid investment.

          Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

          Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.

          Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

          Long term options operate much like covered warrants. Like covered warrants, long term options are options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer, in the case of a call, or sell, in the case of a put, outstanding securities of another issuer. Long term options have an initial period of one year or more, but generally have terms between three and five years. At present, long term options are traded only in the Netherlands, where a distinct market does not exist. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations.

          Only covered warrants, index warrants, interest rate warrants and long term options issued by entities deemed to be creditworthy will be acquired. The Adviser will monitor the creditworthiness of such issuers on an on-going basis. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, the holdings of covered warrants, index warrants, interest rate warrants and long term options will be limited to those issued by entities that either have a class of outstanding debt securities that is rated investment grade or higher by a recognized rating service or otherwise are considered to have the capacity to meet their obligations.

Options on Securities

          Call options may be purchased and put options may be sold that are quoted or traded on an official stock exchange or other regulated market as long as premiums do not exceed 15% of the Portfolio's net asset value. Purchases of call options and sales of put options are permitted only with respect to the kind of underlying securities whose purchase is permitted through the Portfolio.

          The equivalent of the bought call options and the sold put options calculated at the strike price must be continually covered by liquid assets until the corresponding positions are closed out.

          The contract value of the call options purchased and the put options sold in respect of a particular company together with the market value of the securities of the same company already held through the Portfolio may not permanently exceed 10% of the Portfolio's assets. Thereby the contract value corresponds in the case of:


a) call options, to the exercise price plus the market value of the options times number of units;
b) put options, to the exercise price less the market value of the option times number of units

     The contract value of the transactions effected according to the above mentioned requirements which do not serve hedging purposes may not permanently exceed 49% of the Portfolio's assets.

          If a call option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or below the exercise price during the life of the option, the option will expire worthless and the premium paid for the option will be lost.

          For further information please refer to "Hedging Techniques".

Depository Receipts

          The Adviser may invest in securities issued in multi-national currency units, such as the Euro, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a non-U.S. corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Adviser may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. In order to seek to protect against a decline in value of the Portfolio's assets due to fluctuating currency rates, the Adviser may engage in certain hedging strategies, as described under "Hedging Techniques" below.

Securities of Other Investment Companies


          The Adviser may invest in securities of another investment company which are recognized as undertakings for collective investments in transferable securities under the Directive 85/611 of the European Union in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Portfolio's assets and (c) when added to all other investment company securities held through the Portfolio, the open-end investment company holdings do not exceed 5% of the value of the Portfolio's assets. Investors should note that investment in the securities of other investment companies would involve the payment of duplicative fees.

FIXED-INCOME INVESTMENTS


          The Adviser may invest up to one-third of the Portfolio's assets in transferable fixed-income investments from recognized countries. When the Adviser invests in such debt securities, investment income may increase and may constitute a large portion of the return from the Portfolio's assets but, under these certain circumstances, the Adviser would not expect the Portfolio to participate in market advances or declines to the extent that it would if the Portfolio remained fully invested in equity securities.


          The performance of the debt component of securities in the Portfolio depends primarily on interest rate changes, average weighted maturity and the quality of the securities held. The debt component will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. The value of and yield from the Portfolio's assets will also depend, in part, on the quality of those investments. While U.S. Government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the value of the Portfolio's assets will depend on the extent of these investments.

Unrated Debt Securities


          The Adviser may invest the Portfolio's assets in unrated debt instruments of non-U.S. and U.S. issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of non-U.S. governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.

Convertible Securities


          The Adviser may invest the Portfolio's assets in transferable convertible securities, consisting of both convertible debt and convertible preferred stock, which may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock. The common stock received upon the conversion of a convertible security or the exercise of a warrant may be retained.

Money Market Investments

          Although it is intended that the Portfolio's assets stay invested in the equity and fixed income securities described herein and in Part A to the extent practical in light of the Portfolio's investment objective and long-term investment perspective, the Portfolio's assets may be invested in bank deposits and money market instruments maturing in less than 12 months to meet anticipated expenses or for day-to-day operating purposes and when, in the Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity market. In addition, when large cash inflows are experienced through additional investments or the sale of portfolio securities, and desirable securities that are consistent with the investment objective are unavailable in sufficient quantities, assets may be held in short-term investments for a limited time pending availability of such securities. To the extent short-term trading is engaged in, short-term capital gains or losses may be realized and increased transaction costs may be incurred.

U.S. Government Securities

          The Adviser may invest the Portfolio's assets in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Adviser also may invest in instruments that are supported by the right of the issuer to borrow from the United States Treasury and instruments that are supported by the credit of the instrumentality. Because the United States government is not obligated by law to provide support to an instrumentality it sponsors, the Adviser will invest in obligations issued by such an instrumentality only if it determines that the credit risk with respect to the instrumentality does not make the securities unsuitable for investment.

Non-U.S. Government Securities

          Non-U.S. government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Non-U.S. government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

          Non-U.S. government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, non-U.S. government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Repurchase Agreements

          Repurchase agreements may be entered into with high quality counterparties, member banks of the Federal Reserve System and certain non-bank dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date.

          Under the terms of a typical repurchase agreement, an underlying security would be acquired for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the buyer to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. The buyer bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the buyer is delayed or prevented from exercising the right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the buyer seeks to assert this right. In order to evaluate the risks, the Adviser monitors the creditworthiness of those bank and non-bank dealers with which repurchase agreements are entered into. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements

          Reverse repurchase agreements may be entered into only with high quality counterparties, member banks of the Federal Reserve System and certain non-bank dealers. This is an agreement in which the Seller agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money. Proceeds of borrowings under reverse repurchase agreements are invested. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased as well as the value of securities purchased with the proceeds will decline. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into if, as a result, more than one-third of the market value of the Portfolio's assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the obligations created by reverse repurchase agreements is reduced within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe. A segregated account with the Custodian is established and maintained with liquid assets in an amount at least equal to the purchase obligations under the reverse repurchase agreements. Such a segregated account consists of liquid, high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

4(2) Commercial Paper

          Under procedures adopted by each investor, 4(2) Commercial Paper may be considered to be liquid. If not considered liquid, such 4(2) Commercial Paper will be subject to the 10% limitation of the purchase of illiquid securities.

INVESTMENT TECHNIQUES

Non-U.S. Investments

          Investors should recognize that investing in non-U.S. companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Adviser will be investing the Portfolio's assets substantially in securities denominated in Swiss Francs, and since funds may be temporarily held in bank deposits denominated in Swiss Francs, the value of the Portfolio's assets may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between the Swiss Franc or such other currencies, on the one hand, and the dollar on the other. A change in the value of a non-U.S. currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the assets denominated in that non-U.S. currency. Changes in non-U.S. currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed.

          The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the non-U.S. exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular non-U.S. country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular non-U.S. country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other non-U.S. countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

          Many of the non-U.S. securities held will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the non-U.S. company or government issuing them than is available about a U.S. company or government entity. Non-U.S. issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some non-U.S. countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or U.S. developments which could affect U.S. investments in those countries. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Adviser may invest in securities of non-U.S. governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          The interest payable on non-U.S. securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the income derived from the Portfolio's assets.

HEDGING TECHNIQUES

Futures Activities

          Futures contracts for the purchase and sale of fixed-income securities or foreign currencies may be entered into and related options that are traded on non-U.S. as well as U.S. exchanges may be purchased or written. These investments may be made solely for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio's assets and not for purposes of speculation. Positions in currency futures and interest rate futures transactions will not be entered into if the value of such contracts exceeds the value of the assets of the Portfolio in the applicable currency, and their terms are longer than the maturity dates of the assets.

          Futures Contracts. A futures contract for the purchase or sale of
          -----------------
fixed-income securities provides for the future sale by one party and the purchase by the other party of a certain amount of a specific debt instrument at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place.


          The purpose of entering into a futures contract is to protect the Portfolio's assets from fluctuations in value without necessarily buying or selling the securities. Of course, since the value of portfolio securities will far exceed the value of the futures contracts sold, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of such assets. No consideration is paid or received upon entering into a futures contract. Upon entering into a futures contract, an amount of cash or other liquid obligations equal to a portion of the contract amount must be deposited in a segregated account with the Custodian or an approved Futures Commissions Merchant (FCM). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the contractual obligations are not met. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the position may be closed by taking an opposite position, which will operate to terminate the existing position in the contract.

          There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities or currencies and movements in the price of the securities which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

          Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although it is intended that futures contracts will only be entered into if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Some futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Portfolio's assets to substantial losses. In such event, and in the event of adverse price movements, daily cash payments of variation margin would be required. In such circumstances, an increase in the value of the portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          If the Adviser has hedged against the possibility of an event adversely affecting the value of securities being held through the Portfolio and that event does not occur, part or all of the benefit of the increased value of securities which have been hedged will be lost due to the offsetting losses in futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect performance. In addition, in such situations, if there is insufficient cash, securities might have to be sold to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

          Interest Rate Futures. Interest rate futures contracts are
          ---------------------
standardized contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of debt security at a fixed date and price.

          When deemed advisable, interest rate futures contracts or related options that are traded on U.S. or non-U.S. exchanges may be entered into. Such investments will be made solely for the purpose of hedging against the effects of changes in the value of securities due to anticipated changes in interest and when the transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolio's assets.

          Options on Futures Contracts. Put and call options may be purchased
          ----------------------------
and written on interest rate and foreign currency futures contracts that are quoted or traded on an official stock exchange or other regulated market as a hedge against changes in interest rates and market conditions, and closing transactions may be entered into with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

          An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income security futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the Portfolio's assets.

          There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by the Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

          Equity Index Futures Contracts. The Adviser also may enter into equity
          ------------------------------
index futures contracts to offset anticipated price changes in securities that are currently held or are anticipated to be purchased. An equity index future contract is an agreement to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. As with other types of futures contracts, as noted above, when this type of contract is entered into a deposit called an "initial margin" will be made. This initial margin must be equal to a specified percentage of the value of the contract and it is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments may also be made, known as "variation margin," on a daily basis as the positions in the futures contract become more or less valuable.

          Limitations on Futures and Options Transactions.
          -----------------------------------------------

          The Commodity Exchange Act prohibits U.S. persons, such as the Portfolio, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, foreign futures or options transactions will not be engaged in unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission (CFTC) regulations or CFTC staff advisories, interpretations and no action letters. The Supervisors have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The Adviser intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Portfolio's assets may be committed to initial margin deposits and option premiums.

          In addition, in order to assure that the Portfolio will not be considered a "commodity pool" for purposes of CFTC rules, transaction in futures contracts or options on futures contracts will only be entered into if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules or (2) no more than 5% of the Portfolio's assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

Currency Hedging Transactions

          Investments in non-U.S. securities involve non-U.S. currencies. The value of the Portfolio's assets may be affected favorably or unfavorably by changes in non-U.S. currency exchange rates and exchange control regulations, including blockage of currency conversions, and costs may be incurred in connection with conversions between various currencies. The Adviser may engage in currency hedging transactions to protect against uncertainty in the level of future exchange rates. The Adviser may seek to protect principally against changes in the value of foreign currencies when compared to the Swiss Franc, the principal denomination of the Portfolio's assets.

          The value of the Portfolio's assets as measured in U.S. dollars also may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. The Adviser, however, does not presently intend to engage in currency transactions to hedge the currency risks of investing in Swiss Francs and other currencies, when compared to U.S. dollars. For this reason, the Portfolio's assets may be exposed to increased risk of changes in currency valuations.

          Income received from currency hedging transactions could be used to pay expenses and would increase total return. Foreign currency transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency market or through forward foreign exchange contracts to purchase or sell currency. Listed foreign currency options and options on foreign currency futures may be purchased and sold for hedging purposes.

          Instruments offered by brokers that combine forward contracts, options and securities in order to reduce foreign currency exposure may also be invested in.

          The following is a description of the hedging instruments which may be utilized with respect to foreign currency exchange rate fluctuation risks.

          Forward Currency Contracts. A forward currency contract involves an
          --------------------------
obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables generally accruing in connection with the purchase or sale of portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in the currency being sold or in another currency in which portfolio securities are denominated, the movements of which tend to correlate to the movement in the currency sold forward (the "hedged currency"). A hedge with respect to a particular currency may not be positioned to an extent greater than the aggregate market value (at the time of making such sale) of the securities denominated or quoted in or currently convertible into that particular currency or the hedged currency. If a position hedging transaction is entered into, cash or liquid securities will be placed in a segregated account in an amount equal to the value of the assets committed to the consummation of the forward contract or the currency will be owned subject to the hedge, or the right to buy or sell it as the case may be. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the commitment with respect to the contract. Hedging transactions may be made from any non-Swiss currency into Swiss francs or into other appropriate currencies.

          Forward contracts are entered into in the interbank market conducted directly between currency traders (usually large U.S. or non-U.S. commercial banks) and their customers. Forward contracts may be entered into in the following two circumstances:

          (1) When a foreign currency denominated security is purchased for settlement in the near future, the non-U.S. currency needed to pay for and settle the transaction may immediately be purchased in the forward market.

          (2) When the Adviser believes that the currency of a specific country may deteriorate against another currency, a forward contract may be entered into to sell the less attractive currency and buy the more attractive one. The amount in question could be more or less than the value of the Portfolio's securities denominated in the less attractive currency. While such actions are intended to protect the value of the Portfolio's assets from adverse currency movements, there is a risk that the currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the U.S. tax status of certain investors in the Portfolio as a regulated investment companies.

     At or before the maturity of a forward contract, a portfolio security may be sold and delivery of the currency may be taken, or the security may be retained and the contractual obligation to deliver the currency may be offset by purchasing a second contract pursuant to which, on the same maturity date, the same amount of the currency that is obligated to be delivered will be obtained. If the portfolio security is retained and an offsetting transaction is engaged in, at the time of execution of the offsetting transaction, a gain or a loss will be incurred to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between entering into a forward contract for the sale of a currency and the date an offsetting contract is entered into for the purchase of the currency, a gain will be realized to the extent the price of the currency to be sold exceeds the price of the currency to be purchased. Should forward prices increase, a loss will be suffered to the extent the price of the purchased currency exceeds the price of the sold currency.

     The cost of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, it may not be possible to contract to sell the currency at a price above the devaluation level anticipated.

     Foreign Currency Options. Put and call options on foreign currencies may be
     ------------------------
purchased for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires.

     Foreign currency options may be used under the same circumstances that forward currency exchange transactions may be used. A decline in the value of a foreign currency in which securities are denominated, for example, will reduce the value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities, put options on the foreign currency may be purchased. If the value of the currency does decline, the right to sell the currency for a fixed amount will be maintained and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, call options on the particular currency may be purchased. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, losses on transactions in foreign currency options could be sustained that would require a portion or all of the benefits of advantageous changes in the rates to be forgone.

Options on Securities

     Call options may be sold and put options may be bought that are quoted or traded on an official stock exchange or other regulated market exclusively for hedging purposes -- i.e., at the time of selling call options or buying put options on securities, either the underlying securities or equivalent call options or other instruments which may be used to adequately cover the liabilities arising therefrom, such as warrants must be held. The underlying securities to the call options sold (or put options bought) may not be realized as long as the options thereon have not expired, unless these are covered (closed) by matching options or by other instruments which may be used to this effect.

     The contract value of the hedging transactions effected may not exceed 100% of the Portfolio's assets at the time the contract is concluded.

     Potential commitments from sales of covered call options will not be taken which, valued at the strike price, exceed 25% of the Portfolio's assets less the options held through the Portfolio.

     Through the purchase of a put, the risk of loss from a decline in the market value of the security is limited until the put expires. Any appreciation in the value of and the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. In order to generate income or as a hedge to reduce investment risk, the Adviser may write covered call options (within the limits described above). Fees (referred to as "premiums") are realized for granting the rights evidenced by the call options written. If a put purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price during the life of the option, the put will expire worthless and the premium paid for the option will be lost.

     Only covered call options may be written. Accordingly, whenever a call option is written the ownership or the present right to acquire the underlying security will be retained without additional consideration for as long as the obligation, as the writer of the option, continues. To support the obligation to purchase the underlying security if a put option is exercised either (1) cash, U.S. Government securities or other liquid assets having a value at least equal to the exercise price of the underlying securities will be deposited with the Custodian in a segregated account or (2) an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that have been written (or, if the exercise prices of the puts held are less than the exercise prices of those written, the difference will be deposited with the Custodian in a segregated account) will be maintained.

     The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that may be received may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. In-the-money call options may be written when the Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period. At-the-money call options may be written when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period. Out-of-the-money call options may be written when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

     Upon the exercise of a put option written an economic loss may be suffered equal to the difference between the price required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written, an economic loss may be suffered equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

     So long as the obligation of the writer of an option continues, the writer may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the writer effects a closing purchase transaction. The writer can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, the writer will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

     A closing purchase transaction may be engaged in to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, prior to the holder's exercise of an option, an option would be purchased of the same series as that on which there is a desire to terminate the obligation. The obligation under an option that has been written would be terminated by a closing purchase transaction, but an option would not be deemed to be owned as the result of the transaction. There can be no assurance that the Adviser will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, options will be written if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (the "NASD"). Furthermore, at times, option writing may be limited in order for certain investors through the Portfolio to qualify as a regulated investment company under the Code. Options transactions may be entered into as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Portfolio's assets bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. Hedging transactions will only be engaged in when the Adviser deems advisable. Successful use of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the performance of investments being made through the Portfolio.

     A profit or loss may be realized upon entering into a closing transaction. When an option has been written, a profit will be realized if the cost of the closing purchase transaction is less than the premium received upon writing the original option and a loss will be incurred if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when an option has been purchased and a closing sale transaction has been engaged in, whether a profit or loss is realized will depend upon whether the amount received in the closing sale transaction is more or less than the premium initially paid for the original option plus the related transaction costs.

     Only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions will generally be purchased or written. There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations. Over-the-counter options will only be purchased from dealers whose debt securities are considered to be investment grade. If a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the writer would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

     Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the investors in the Portfolio and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. Government securities. These limits may restrict the number of options that may be purchased on a particular security.

     In the case of options written that are deemed covered by virtue of holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to options which have been written may exceed the time within which delivery must be made in accordance with an exercise notice. In these instances, the underlying securities may be purchased or temporarily borrowed for purposes of physical delivery. By so doing, no market risk will be born, since the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock will be retained. However, additional transaction costs or interest expenses in connection with any such purchase or borrowing may be incurred.

          Additional risks exist with respect to certain of the U.S. Government securities for which covered call options may be written. If covered call options are written on mortgage-backed securities, the mortgage-backed securities that are held as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, an appropriate additional amount of mortgage-backed securities will be purchased to compensate for the decline in the value of the cover.

          In addition to covered options being written for other purposes, options transactions may be entered into as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. There is a risk that the prices of the securities being hedged will not move in the same amount as the hedge. Hedging transactions will only be engaged in when the Adviser deems advisable. Successful use of options will be subject to the Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the performance of the investments being held through the Portfolio.

Options on Share Indices

          Call options may be sold and put options may be bought on share indices for hedging purposes only. The following provisions apply:

a) there must be a high degree of correlation between the composition of the share index and the composition of the underlying securities to be hedged.

b) the contract value of the hedging transactions carried out according to this paragraph may not exceed 100% of the market value of the underlying securities to be hedged at the time the contract is concluded.

          Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The effectiveness of a hedge employing stock index options will depend primarily on the degree of correlation between movements in the value of the index underlying the option and in the portion of the portfolio being hedged.

INVESTMENT LIMITATIONS

          The Fund seeks to achieve its goal by investing through the Portfolio. The Adviser invests the Portfolio's assets in a non-diversified and concentrated selection of common stock, convertible securities and preferred stock. Ordinarily, the Adviser invests at least two-thirds of the Portfolio's assets in common or preferred stock -- together with warrants, options or other instruments that give the Portfolio the right to buy such stock -- issued by companies that have their registered office or a major part of their business in Switzerland. For this portion of the Portfolio's assets, the Adviser seeks to invest in companies in various industrial groupings in roughly the same proportion as those categories are represented in a representative index for Swiss securities. For this purpose, the Adviser currently plans to use the industrial categories of the Swiss Performance Index ("SPI") -- an index of major companies whose stock is listed on the SWX Swiss Stock Exchange. The Adviser will treat a company as falling within an industrial category if it is listed within that category in the SPI or if the Adviser determines that the company's largest line of business corresponds to that industrial category. If an industrial category represents more than 20% of the index, the Adviser could invest more than 25% of the Portfolio's assets in that industrial category and could weight its investments by up to 5% over the representation of that industrial category in the index. Thus, for example, if a specific industrial category represented 25% of the SPI, the Adviser may (but is not required to) invest up to 30% of the Portfolio's assets in that industrial category.

          The Adviser seeks to invest the Portfolio's assets in industrial categories in roughly the same proportion as they are reflected in the Swiss Performance Index ("SPI") (with, as described in the prospectus, some potential over-weighting). Because a small number of companies and certain industry classifications account for a large percentage of the SPI, the Portfolio may be both non-diversified and concentrated in particular industries. As a non-diversified fund, the Portfolio may hold only a small number of stocks or a have a high percentage of its assets in the equity securities of one company because that company's stock is heavily weighted in the SPI. As a fund that may be concentrated in a few industries, the Adviser may invest a substantial portion of the Portfolio's assets in a few industrial categories, such as banking or pharmaceuticals, and it may be more susceptible to the risks associated with a single industrial category than an unconcentrated mutual fund might be.

     As of June 30, 2000, the SPI consisted of twelve different industrial categories. In descending order of their relative weight in the SPI, the categories were: chemicals and pharmaceuticals; banks; foods; insurance; electronic and electrical engineering; machinery; building materials; miscellaneous services; miscellaneous industries; retailers; utilities; and transportation. On June 30, 2000, chemicals and pharmaceuticals represented the largest percentage of the SPI, at nearly 33% of its total; banks were the second largest industrial category in the SPI, representing approximately 19% of the SPI. By contrast, the transportation category was the smallest in the index and represented less than 1% of the SPI. The attached chart shows the composition of the SPI, as of June 30, 2000, broken down by category.


                              Composition of the
                            Swiss Performance Index
                            By Industrial Category
                             (as of June 30, 2000)

              --------------------------------------------------
                              Banks                     19.13%
              --------------------------------------------------
                       Insurance Companies               9.86%
              --------------------------------------------------
                          Transportation                 0.55%
              --------------------------------------------------
                            Retailers                    0.63%
              --------------------------------------------------
                 Miscellaneous Service Businesses        8.22%
              --------------------------------------------------
                            Machinery                    2.20%
              --------------------------------------------------
                            Utilities                    0.55%
              --------------------------------------------------
                            Chemicals                   32.91%
              --------------------------------------------------
                               Food                     11.85%
              --------------------------------------------------
                           Electronics                   8.99%
              --------------------------------------------------
                    Building and Construction            1.72%
              --------------------------------------------------
               Miscellaneous Industrial Businesses       3.39%
              --------------------------------------------------
                              TOTAL                    100.00%
              --------------------------------------------------

     The following investment limitations apply to the Portfolio's assets. These limitations will continue to apply to all of the assets being held through the Portfolio unless a majority in interest of the investors investing through the Portfolio decide otherwise. Certain investors may be required by law to consult with their shareholders prior to making such decisions.

     As a matter of fundamental policy, the following transactions may not take place in the Fund or Portfolio:

1 issuing senior securities through the Portfolio. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to involve the issuance of senior securities;

2 borrowing money, except as permitted under the 1940 Act, rules or other applicable exemptions thereunder, as they may be interpreted or modified by the SEC or its staff from time to time;

3 underwriting any issue of securities through the Portfolio except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitation may be deemed to be underwriting or as otherwise permitted by law;

4 purchasing or selling real estate or related option rights through the Portfolio except that the Adviser may (i) acquire or lease office space for the use of the Fund, (ii) invest through the Portfolio in securities of issuers that invest in real estate or interests therein, (iii) invest through the Portfolio in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities through the Portfolio, and (v) hold and sell real estate acquired through the Portfolio as a result of the ownership of securities;

5 acquiring commodities or commodity contracts (including precious metals and certificates representing them), except the Adviser may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions through the Portfolio. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities;

6 making loans, except that the Adviser may (i) lend portfolio securities with a value not exceeding one-third of the net assets being held through the Portfolio, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

Non-Fundamental Investment Limitations. The following investment limitations apply to the Portfolio's assets. These limitations will continue to apply to all of the assets being held through the Portfolio unless a majority in interest of the investors investing through the Portfolio decide otherwise.

As a matter of non-fundamental policy, the following transactions may not take place in the Fund or Portfolio:

(i) purchasing securities of other investment companies if as a result (i) more than 5% of the Portfolio's total assets will be invested in the securities of one investment company, (ii) more than 5% of the total assets will be invested in the aggregate in securities of open-end investment companies as a group, or (iii) more than 3% of the outstanding voting stock of any one investment company will be held through the Portfolio. Such investments may only be made if the investment company in question is recognized as an UCITS.

(ii) investing more than 10% of the value of the Portfolio's assets in securities which may be illiquid because of legal or contractual limitations on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days and time deposits maturing in more than seven calendar days shall be considered illiquid;

(iii) making short sales of securities through the Portfolio or maintaining a short position through the Portfolio, except that the Adviser may maintain short positions through the Portfolio in forward currency contracts, options and futures contracts;

(iv) purchasing securities through the Portfolio on margin, except that the Adviser may obtain any short-term credits necessary for the clearance of purchases and sales of securities through the Portfolio. For purposes of this limitation, the maintenance of margin in connection with options, forward contracts and futures contracts or related options will not be deemed to be a purchase of securities on margin;

(v) investing more than 10% of the Portfolio's assets in securities that are not Recognized Securities or in debt instruments that are treated as equivalent to transferable securities;

(vi) investing more than 10% of the Portfolio's assets in securities of any one issuer or investing more than 40% of the total assets being held through the Portfolio in the aggregate in the securities of those issuers in which the Adviser has invested in excess of 5% but not more than 10% of the Portfolio's assets;

(vii) investing more than 35% of the Portfolio's assets in securities issued or guaranteed by an EU member state, its local authorities, another recognized country or a public international body of which one or more member states of the EU are members. Such securities are not taken into account in determining the 40% maximum in subsection (vi) above. The limits in paragraphs (vi) and (vii) are not cumulative. As a result, the investments in securities of the same issuer as defined in paragraphs (vi) or (vii) may not under any circumstances exceed a total of 35% of the Portfolio's assets. Notwithstanding paragraphs (vi) and
         (vii), the Adviser may invest in accordance with the principle of risk diversification up to 100% of the Portfolio's assets in transferable securities issued or guaranteed by an EU member state, its local authorities, another recognized country or a public international body of which one or more member states of the EU are members, provided however, that the Adviser must hold through the Portfolio securities from at least six different issues and that the securities from any one issue may not account for more than 30% of the Portfolio's assets;

(viii) acquiring more than 10% in the securities in circulation of a particular category from the same issuer or acquiring shares through the Portfolio carrying voting rights which would result in de jure or de facto control or the exercise of a significant influence over the management of the issuer;

(ix) granting loans through the Portfolio to third parties or acting as guarantor on behalf of third parties;

(x) taking up loans through the Portfolio exceeding a total of 10% of the Portfolio's assets at market, and only then in the form of short-term credits from highly rated banks;

(xi) pledging securities in the Portfolio as collateral for a secured loan, mortgage them or otherwise lending them through the Portfolio as collateral security unless necessary with regard to the lendings permitted in paragraph (x). In this case, such mortgaging, collateral lending or pledging may not account for more than 10% of the Portfolio's assets at market. Escrow, collateral or custody arrangements in connection with purchases of securities on a when-issued or delayed-delivery basis, options, futures or forward currency contracts are not deemed to constitute collateral lending or pledging for the purpose of this provision;

(xii) investing through the Portfolio in any assets associated with an unlimited liability;

(xiii) borrowing money, except in amounts not to exceed 10% of the Portfolio's total assets (including the amount borrowed) (i) from banks for temporary or short-term purposes or for the clearance of transactions,
         (ii) in connection with the redemption of interests or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into through the Portfolio. For purposes of this limitation,
         (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to options, futures or forward currency contracts will not be deemed to be borrowings;




(xiv)    acquiring or leasing office space for use of the Fund.

     Percentage and Rating Limitations. If a percentage or rating limitation on investment or utilization of assets set forth above or referred to in Part A is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

Item 13. Management.

     The Portfolio's Supervisors, as set forth below, monitor and oversee investment through the Portfolio.

     The Supervisors and executive officers of the Portfolio, their business addresses, and principal occupation during the past five years (although their titles may have varied during the period) are:

Name, Address, and Age                 Position(s) Held with Portfolio     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
Martin Vogel, age 36**                    Supervisor                       Director of the Legal and Tax Department,
Julius Baer Investment Funds                                               Julius Baer Investment Fund Services
     Services                                                              Ltd (Zurich) (1996-present); Attorney,
Freighutstrasse 40                                                         Schaufelberger & van Hoboken
Postfach CH - 8010                                                         (1994-1996); Secretary of the Board
Zurich, Switzerland                                                        of Directors of the Luxembourg
                                                                           domiciled investment companies and of
                                                                           Julius Baer Investment Funds, Ltd
                                                                           (1996-present); Trustee of BJB Investment
                                                                           Funds (1997-present)

Antoine Bernheim, age 46                  Supervisor                       President, Dome Capital Management Inc.;
405 Park Avenue                                                            President, The U.S. Offshore Funds
New York, New York  10174                                                  Directory Inc.

Harvey B. Kaplan, age 62*                 Supervisor                       Controller (Chief Financial Officer),
80 Voice Road                                                              Easter Unlimited, Inc. (manufacturer)

Carle Place, New York  11514

Thomas J. Gibbons, age 52                 Supervisor                              President, Cornerstone Associates
111 Sleepy Hollow                                                                 Management (Consulting Firm)
Sparta, New Jersey  07871

Peter Spinnler, age 54**                  Supervisor                              Member, Management Committee of the
Baarerstrasse 63                                                                  Julius Baer Group; Head, Business
6300 Zug                                                                          Line Investment Funds
Switzerland




* Supervisor who has a discretionary account with Julius Baer Securities (less than $100,000).
**   "Interested person" of the Portfolio.

     Messrs. [ ] and [ ] are members of the Audit Committee. The Audit Committee provides advice with respect to accounting, auditing and financial matters affecting the investments through the Portfolio.

     No director, officer or employee of the investment adviser, the placement agent, or the administrator of the Portfolio, or any parent or subsidiary thereof receives any compensation from the Portfolio for serving as an officer or Supervisor. Each Supervisor who is not a director, officer or employee of the investment adviser, the placement agent or the administrator of the Portfolio or any affiliate thereof will receive an annual fee of [_] plus [_] for each meeting attended and reimburse them for travel and out-of-pocket expenses.

The address of each officer of the Portfolio is [_].

Item 14.  Control Persons and Principal Holders of Securities.

     As of April 30, 2000, the Julius Baer Swiss Stock Fund, a series of the Julius Baer Multistock Funds and the Julius Baer Multistock Swiss Stock Fund, a series of the Julius Baer Multistock SICAV owned approximately [_]% and [_]%, respectively, of the assets being held through the Portfolio.

     So long as the Julius Baer Multistock Swiss Stock Fund has a majority in interest of the investors investing through the Portfolio, it may take actions without the approval of any other investor through the Portfolio.

     Certain investors have informed the Portfolio that whenever they are requested to vote on matters pertaining to the Portfolio (other than a vote to continue the operation of the Portfolio upon the withdrawal of another investor), they will hold a meeting of their shareholders and will cast their votes as instructed by those shareholder.

Item 15.  Investment Advisory and Other Services.

     JBIMI serves as investment adviser to each investor that invests all of its assets through the Portfolio. Accordingly, JBIMI makes all investment decisions and performs all of the portfolio management functions for the Portfolio. JBIMI is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940; it was founded in 1983 and is located at 330 Madison Avenue, New York, New York. JBIMI is a subsidiary of Julius Baer Securities Inc., which in turn is a subsidiary of Julius Baer Holding Ltd., a publicly traded Swiss-based banking and asset management firm.

         [] ("[]" or the "Administrator"), located at [ADDRESS], serves as administrator to each investor through the Portfolio. The Adviser and the Administrator each serve pursuant to separate written agreements.

Placement Agent

         As the Portfolio is limited to private placement transactions, it has not retained the services of a principal underwriter or distributor. [], acting as agent for the Portfolio, serves as the placement agent for the Portfolio and is responsible for seeking out additional entities to invest through the Portfolio. [] receives no compensation for serving as placement agent.

Custodian

         Banque Internationale a Luxembourg ("BIL") is custodian of the Portfolio's assets pursuant to a substantially identical custodian agreement (the "Custodian Agreement") with each investor through the Portfolio. For its services under the Custodian Agreement and for administrative, fund accounting and other services, BIL receives an annual fee equal to [ ]% of each investor's average daily net assets. Under the Custodian Agreement, BIL (a) maintains a separate account in the name of each investor, (b) holds and transfers portfolio securities, (c) makes receipts and disbursements of money, (d) collects and receives all income and other payments and distributions on account of the securities being held through the Portfolio and (e) makes periodic reports to the Board of Trustees of each investor. BIL is authorized to select one or more U.S or non U.S. banks or trust companies to serve as sub-custodian on behalf of each investor. The U.S. assets are held under bank custodianship in accordance with the 1940 Act.

         Rules adopted under the 1940 Act permit the Adviser to maintain securities and cash in the custody of certain eligible non-U.S. banks and depositories. All non-U.S. securities are held by the Custodian or by sub-custodians which are approved by the investors or a non-U.S. custody manager appointed by the Trustees of the investor in accordance with these rules. Each investor has appointed BIL to be its non-U.S. custody manager. The determination to place assets with a particular non-U.S. sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

         Independent Auditors

         PriceWaterhouseCoopers act as the independent auditors of the Portfolio.

Item 16.  Brokerage Allocation, Transactions and Other Practices.

         Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some non-U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most non-U.S. exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in U.S. or non-U.S. over-the-counter markets, but the price of securities traded in over -the-counter markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

         The Adviser will select specific portfolio investments and effect transactions. The Adviser seeks to obtain the best net price and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, an Adviser may, in its discretion, effect transactions in portfolio securities on behalf of the Portfolio and/or other accounts over which the Adviser exercises investment discretion with dealers that provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the

Adviser. Research and other services received may be useful to the Adviser in serving both the Portfolio, its investors and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to each investor. The fee to the Adviser under its advisory agreement with each investor is not reduced by reason of its receiving any brokerage and research services.

         Investment decisions made through the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by the Adviser. Such other investment clients may invest in the same securities that are held in the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client. In some instances, this investment procedure may adversely affect the price paid or received or the size of the position obtained or sold through the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased through the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

         Any portfolio transaction entered into through the Portfolio may be executed through [] ("[]")], each investor's distributor (a "Distributor"), or Julius Baer Securities Inc., or any of their affiliates if, in the Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions.

         In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal unless permitted by SEC rules, orders or interpretive or no-action positions of the SEC or its staff.

         The Adviser may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Adviser will engage in this practice, however, only when it, in its sole discretion, believes such practice to be otherwise in an investor's interest.

Portfolio Turnover

         The Adviser does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Adviser deems it desirable to sell or purchase securities. The Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities being held through the Portfolio for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

         High rates of portfolio turnover can lead to increased taxable gains to investors' shareholders and higher expenses.

         Certain practices that may be employed by the Adviser could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.

Item 17.  Capital Stock and Other Securities.

         The Portfolio is a fiduciary arrangement under the law of the State of New York. The Portfolio was established on January [ ], 2000 and is separately registered with the SEC as an open-end management investment company within the meaning of the 1940 Act.

         U.S. mutual funds, investment funds organized outside the United States and U.S. and non-U.S. institutional investors may invest all or a portion of their assets through the Portfolio on the same terms and conditions. However, these investors may have different sales commissions and other operating expenses which may generate different aggregate performance results.

         Investors though the Portfolio, such as investment funds organized outside the United States, may be subject to laws and regulations that are different from the laws and regulations to which a U.S. investment fund is subject. In providing services with respect to the assets being held through the Portfolio, the Adviser and other service providers will conduct their respective activities in a manner so that those activities are in compliance with the laws and regulations applicable to each investor through the Portfolio. As a result, certain investment policies and restrictions governing the investment of the aggregate assets being held through the Portfolio for all investors may be more restrictive in certain respects than the investment policies and limitations which would govern the investment of an investor's assets if it were not investing through the Portfolio. However, the Adviser does not believe that this difference will have any material impact on its selection of securities for purchase or sale.

         Investors are entitled to participate pro rata in distributions of taxable income, loss, gain and credit from the Portfolio's assets. Upon liquidation or dissolution of the Portfolio, investors are entitled to share pro rata in the assets being held through the Portfolio available for distribution to the investors. Investments through the Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments through the Portfolio may not be transferred but an investor may withdraw all or any portion of its investment at any time at net asset value.

         Each investor is entitled to a vote in proportion to the amount of its investment through the Portfolio. Investors through the Portfolio do not have cumulative voting rights, and investors holding more than 50% of assets being held through the Portfolio may elect all of the Supervisors if they choose to do so and in such event the other investors in the Portfolio would not be able to elect any Supervisor. There is no requirement nor current intention to hold annual meetings of investors but meetings of investors will be held when it is necessary or desirable to submit matters for an investor vote. Changes in fundamental policies may only be made with the approval of investors.

         The end of the Portfolio's fiscal year is December 31.

         Under the anticipated method of operation of the Portfolio, the Portfolio will not be subject to any U.S. income tax. However, each investor through the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

         It is intended that the assets being held through the Portfolio, income and distributions will be managed in such a way that a U.S. investor will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets through the Portfolio.

         Investor inquiries may be directed to [ADDRESS & PHONE NUMBER].

         Upon the winding up or bankruptcy of any investor, or upon the total withdrawal of any of the other investors from the Portfolio, the Portfolio shall be terminated with effect from 120 days after such event. However, the investors (other than such wound up, bankrupt or withdrawing investor) may by a written instrument executed by or in respect of each such investor and by the Supervisors agree to continue in respect of such investors even if there has been such a termination.

         Investors through the Portfolio share pro rata in the obligations and liabilities incurred through the Portfolio.

Item 18.  Purchase, Redemption and Pricing of Securities.

         Investments in the Portfolio may only be made through private placements transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments are limited to other investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or entities which are "accredited investors" as defined in Rule 501 under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

         All investments are made at net asset value next determined after an order is received in "good order." The net asset value of the Portfolio is determined once on each day the banks in Luxembourg are open for business.

         There is no minimum initial or subsequent investment through the Portfolio. However, because the Adviser intends to fully invest the Portfolio's assets at all times as is reasonably practicable in order to enhance the yield on the assets, investments must be made in immediately available funds.

         The right to cease accepting investments at any time or to reject any investment is reserved.

         Each investor in the Portfolio may add to or reduce the amount of its assets being held through the Portfolio on each Portfolio Business Day. As of 4:00 P.M., Eastern time on each such day, the value of the assets of each investor being held through the Portfolio is determined by multiplying the aggregate value of the assets of all investors being held through the Portfolio by the percentage for that participant, effective for that day, which represents that investor's proportional share of such aggregate value. Any additions or reductions, which are to be effected on that day, are then effected and the aggregate value of the assets of all investors being held through the Portfolio is then adjusted. The percentage representing each investor's proportional share of such adjusted aggregate value is then computed as the percentage equal to the fraction (i) the numerator of which is the value of the assets of such investor being held through the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of any addition to or reduction in the amount of the assets of such investor being held through the Portfolio effected on such day, and (ii) the denominator of which is the aggregate value of the assets of all investors being held through the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of the aggregate net addition to or reduction in the aggregate value of the assets of all investors being held through the Portfolio effected on such day. The percentage so determined is then applied to determine the value of the assets of such investor being held through the Portfolio on the next Portfolio Business Day.

         An investor through the Portfolio may withdraw all of its assets which were being held through the Portfolio at any time. Upon any such withdrawal, the investor would receive specific securities selected by predetermined procedures which have been designed so that each security position will be both a whole unit (i.e., no fractional shares) and a commercially viable unit (i.e., one that could be sold in the market with minimal transaction costs).

         The net income and capital gains and losses, if any, are determined at 4:00 p.m., New York time on each business day. Net income for days other than Portfolio Business Days is determined as of 4:00 p.m., New York time on the immediately preceding business day. All the net income, as defined below, and capital gains and losses, if any, so determined are allocated pro rata among the investors through the Portfolio at the time of such determination.

         For this purpose the "net income" (from the time of the immediately preceding determination thereof) consists of (i) accrued interest, accretion of discount and amortization of premium less (ii) all actual and accrued expenses (including the fees payable to the Adviser and Administrator).

         Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in non-Swiss currency values will be converted into Swiss Franc values at the mean between the bid and offered quotations of such currencies against Swiss Francs as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with the terms of the Advisory Agreement. In carrying out the valuation policies, BIL, as the accounting agent, may consult with an independent pricing service retained by the investor.

         Securities listed on a U.S. securities exchange (including securities traded through the National Market System) or on a non-U.S. securities exchange will be valued on the basis of the closing value on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. U.S. over-the-counter securities and securities listed or traded on certain non-U.S. stock exchanges whose operations are similar to the U.S. over-the-counter market will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined pursuant to the terms of the Advisory Agreement. Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. The valuation of fixed-income securities held through the Portfolio (other than U.S. Government securities and short-term investments) is made by BIL after consultation with an approved independent pricing service (the "Pricing Service"). When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there is no readily obtainable market quotation are carried at fair value as determined by the Pricing Service. For the most part, such investments are liquid and may be readily sold. Notwithstanding the above, the Pricing Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the Pricing Service are reviewed periodically, and may be replaced by any such Pricing Service at any time. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined pursuant to the Advisory Agreement. Amortized cost involves valuing an instrument at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets being held through the Portfolio will be valued at their fair value as determined pursuant to the Advisory Agreement.

         Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days the New York Stock Exchange is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the net asset value is calculated, such securities would be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Supervisors.

Item 19.  Tax Status.

         The Portfolio is not subject to any income or franchise tax in the State of New York. However each investor in the Portfolio will be taxable on its share (as determined in accordance with the governing instruments of the Portfolio) of the Portfolio's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

         Although, as described above, the Portfolio will not be subject to federal income tax, appropriate income tax returns will be filed.

         Transactions in non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies) will be subject to special provisions of the Code that, among other things, may affect the character of realized gains and losses (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income and defer losses. These rules could therefore affect the character, amount and timing of distributions. These provisions also (a) will require the Adviser to mark-to-market certain types of the positions held through the Portfolio (i.e., treat them as if they were closed out), and (b) may cause income to be realized without receiving cash. The Adviser will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in the books and when it acquires any non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of any U.S. investor as a "regulated investment company".

         Certain options contracts held through the Portfolio at the end of each fiscal year are required to be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions are treated as long-term capital gain or loss, and the remainder are treated as short-term capital gain or loss regardless of how long such options were held. The Adviser may be required to defer the recognition of losses on stock or securities to the extent of any unrecognized gain on offsetting positions held for through the Portfolio.

         Non-U.S. Investors. Allocations of U.S. source dividend income to an investor who, as to the United States, is a foreign trust, non-U.S. corporation or other non-U.S. investor will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate). Allocations of interest or short term or net long term capital gains to non-U.S. investors will not be subject to U.S. tax.

         Other Taxation. The investment by an investor through the Portfolio does not cause the investor to be liable for any income or franchise tax in the State of New York. Investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment through the Portfolio.

Item 20.  Underwriters.

The placement agent for the Portfolio is [], which receives no compensation for serving in this capacity. Other investment companies, insurance company separate accounts, common and commingled trust funds and similar organizations and entities may continuously invest through the Portfolio.

Item 21.  Calculations of Performance Data.

         Not applicable.

Item 22.  Financial Statements.

         Not Applicable

APPENDIX -- DESCRIPTION OF RATINGS

Commercial Paper Ratings

Standard and Poor's Ratings Group Commercial Paper Ratings

         A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

         A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         Moody's Investors Service's Commercial Paper Ratings

         Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

         The following summarizes the ratings used by S&P for corporate bonds:

         AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

         AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

         A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC and C -- Bonds rated "BB", "B" , "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - Bonds rated "CI" are income bonds on which no interest is being paid.

         To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate bonds:

         Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds that are rated "Baa" are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

         Ba -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca -- Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

                                    PART C
Item 23. Exhibits.

     (a)  Form of Global Hub and Spokesm Agreement. (1)

     (b)  By-laws. (2)

     (c)  Not Applicable.

     (d)  Form of Investment Management Agreement. (2)

     (e)  Placement Agent Agreement. (2)

     (f)  Not Applicable.

     (g)  Form of Custodian Agreement. (2)

     (h)  Form of Administration Agreement. (2)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k)  Not Applicable.

     (1)  Investment representation letters of initial investors. (2)

     (m)  Not Applicable.

     (n)  Not Applicable.

     (0)  Not Applicable.

     (p)  Code of Ethics. (2)
---------------

(1) Exhibit is incorporated herein by reference to the Portfolio's initial registration statement on Form N-1A, filed January 20, 2000.

(2)  To be filed by Amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification.

     Except for the material contracts attached as exhibits hereto and the Global Hub and Spoke Agreement by and among the Supervisors of the Registrant and the Julius Baer Multistock Funds on behalf of Julius Baer Swiss Stock Fund, dated December [_], 1999 (the "Declaration"), there is no contract, arrangement or statute under which any Trustee, Supervisor, officer, underwriter or affiliated person of the Portfolio is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Portfolio would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Item 26.  Business and Other Connections of Investment Adviser.

     Julius Baer Investment Management Inc. ("JBIMI") serves as the investment adviser to the Julius Baer Swiss Stock Fund and the Swiss Stock Fund. JBIMI is a subsidiary of Julius Baer Securities Inc., which in turn is a subsidiary of Julius Baer Holding Ltd., a publicly traded Swiss-based banking and asset management firm. A list of officers and directors of JBIMI is set forth below. The address of the following individuals is 330 Madison Avenue, New York, New York, unless otherwise noted.

     Dr. Leo Schrutt (Chairman), Jonathan C. Minter (Vice-Chairman and Chief Investment Officer), Edward C. Dove (Director - Fixed Income), Tim Haywood (Senior Fixed Income Portfolio Manager), Glen Wisher (Senior Fixed Income Portfolio Manager), Dick Howard (Director - Research), Dennis Curtain (Operations Manager), Jay A. Dirnberger (Vice Chairman and Managing Director), Michael J. Byl (Assistant Director), Gerald Levy (Assistant Director, Marketing).

Item 27.  Principal Underwriters.

     Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

Swiss Stock Portfolio
21 Milk Street
Boston, MA 02109

Julius Baer Investment Management Inc.
330 Madison Avenue
New York, NY 10017
(investment manager)

Banque Internationale a Luxembourg
69, route d'Esch
L-2953 Luxembourg

(custodian)

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable.

                                  SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the Swiss Stock Portfolio has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on this fifth day of September, 2000.



                              SWISS STOCK PORTFOLIO

                              By /s/ PHILIP W. COOLIDGE

                              Philip W. Coolidge, President